CASH AND CASH EQUIVALENTS (Details) In Thousands, unless otherwise specified	Feb. 28, 2014 USD ($)	Feb. 28, 2013 USD ($)	Feb. 29, 2012 USD ($)	Feb. 28, 2014 Minimum [Member] USD ($)	Feb. 28, 2013 Minimum [Member] USD ($)	Feb. 28, 2014 US Dollar [Member] USD ($)	Feb. 28, 2013 US Dollar [Member] USD ($)	Feb. 28, 2014 Canadian Dollar [Member] USD ($)	Feb. 28, 2014 Canadian Dollar [Member] CAD	Feb. 28, 2013 Canadian Dollar [Member] USD ($)	Feb. 28, 2014 Euro [Member] USD ($)	Feb. 28, 2014 Euro [Member] EUR (€)	Feb. 28, 2013 Euro [Member] USD ($)	Feb. 28, 2014 Chinese renminbi [Member] USD ($)	Feb. 28, 2014 Chinese renminbi [Member] CNY	Feb. 28, 2013 Chinese renminbi [Member] USD ($)	Feb. 28, 2014 British Pounds [Member] USD ($)	Feb. 28, 2014 British Pounds [Member] GBP (£)	Feb. 28, 2013 British Pounds [Member] USD ($)	Feb. 28, 2014 Other [Member] USD ($)	Feb. 28, 2013 Other [Member] USD ($)
Cash And Cash Equivalents And Restricted Cash [Line Items]
Total Cash and Cash Equivalents	$ 18,992	$ 22,959	$ 52,798			$ 16,934	$ 15,890	$ 979	1,084	$ 2,671	$ 235	€ 170	$ 3,233	$ 195	1,195	$ 339	$ 42	£ 25	$ 299	$ 608	$ 527
Total Restricted Cash				10,000	7,500
TOTAL	$ 18,992	$ 22,959
Foreign Exchange Rate to USD						1.000		0.903	0.903		1.381	1.381		0.163	0.163		1.675	1.675
Percent of total, cash and cash equivalents	100.00%	100.00%				89.20%	69.20%	5.20%	5.20%	11.60%	1.20%	1.20%	14.10%	1.00%	1.00%	1.50%	0.20%	0.20%	1.30%	3.20%	2.30%
Percent of total, restricted cash						0.00%
Percent of total, total	100.00%	100.00%